Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

17) Income Taxes

(a) Components of Current and Deferred Tax Expense (Benefit)

All of the loss from continuing operations before income taxes was taxable to Norway for the years ended December 31, 2013, 2012 and 2011 as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Income (loss) before income taxes	$17,891	$2,006	$(17,578)

The significant components of current and deferred income tax expense (benefit) attributable to income from continuing operations for the years ended December 31, 2013 and 2012 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012	2011
Current tax expense	$686	$—	$—
Deferred tax expense (benefit)	2,141	1,261	(1,240)

Income tax expense (benefit)	2,827	1,261	(1,240)

(b) Tax Rate Reconciliation

Income taxes attributable to income or loss from continuing operations was an income tax expense of $2,827 $1,261 and income tax benefit of $1,546 for the years ended December 31, 2013 and 2012, respectively, and differed from the amounts computed by applying the Norwegian ordinary income tax rate of 28% to pretax net income as a result of the following:

	Year Ended December 31,
(U.S. Dollars in thousands, except for tax rate)	2013	2012	2011
Income tax expense (benefit) at Norwegian ordinary tax regime(1)	$111	$562	$(4,922)
Income tax expense (benefit) at Norwegian tonnage tax regime	188	—	—
Adjustments for amounts not taxable under tonnage tax regime	—	(3,154)	(125)
Adjustments due to permanent differences	—	2,228	103
Translation differences (1)	(168)	(605)	(15)
Entrance tax into the Norwegian tonnage tax regime	2,696	—	—
Reduction in income tax benefit resulting from a change in valuation allowance	—	2,230	3,719

Income tax expense (benefit)	2,827	1,261	(1,240)

Effective tax rate	16%	63%	7%

(1)	These tax elements are related to the carve-out period in 2013, a total tax benefit of $57.

(c) Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2013 and 2012 are presented below.

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Deferred tax assets:
Accrued guarantee commission	$—	$83
Contracts liabilities	—	814
Interest rate swaps	41	7,806
Prepaid charter and deferred revenue	—	49
Tax loss carry forward for ordinary tax	—	13,963
Financial loss carry forwards for tonnage tax	7,718	5,788

Total deferred tax asset	7,759	28,503
Less valuation allowance	(7,759)	(11,922)

Net deferred tax asset	—	16,581

Deferred tax liabilities:
Vessel and equipment	—	17,999
Long-term debt	—	1,003
Contract Liabilities	—	9
Entrance tax	2,141	—
Deferred debt issuance cost	—	377

Total deferred tax liabilities	2,141	19,388

Net deferred tax liabilities	$2,141	$2,807

The net deferred tax liability is classified in the combined carve-out balance sheet as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Current deferred tax asset	$—	$290
Non-current deferred tax liabilities	(2,141)	(3,097)

Net deferred tax liabilities	(2,141)	(2,807)

Changes in the net deferred tax liabilities at December 31, 2013 and 2012 are presented below:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Net deferred tax liabilities at January 1	$2,807	$1,546
Change in temporary differences	111	2,257
Benefit of loss carried forward ordinary tax	—	(935)
Benefit of loss carried forward tonnage tax	—	(1,686)
Change in valuation allowance	—	2,230
Translation differences	(168)	(605)
Elimination of deferred tax not transferred to the partnership	(2,750)	—
Changes in temporary differences after the IPO date	2,141	—

Net deferred tax liabilities at December 31	2,141	2,807

A valuation allowance for deferred tax assets is recorded when it is more likely than not that some of or all of the benefit from the deferred tax asset will not be realized. The valuation allowances were $7,759 and $11,922 respectively, as of December 31, 2013 and 2012. The valuation allowances relate to the financial loss carry forwards and other deferred tax assets for tonnage tax that, in the judgment of the Partnership, are more-likely-than not to be realized reflecting the Partnership’s cumulative loss position for tonnage tax. In assessing the relizability of deferred tax assets, the Partnership considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized taking into account all the positive and negative evidence available.

After the reorganization of the Predecessor’s activities into the new group structure in February 2013, all profit from continuing operations in Norway is taxable within the tonnage tax regime. The consequence of the reorganization is a one-time entrance tax into the Norwegian tonnage tax regime due to the Partnership’s acquisition of the shares in the subsidiary that owns the Fortaleza Knutsen and the Recife Knutsen. Total amount of the entrance tax was estimated to be approximately $3.0 million, which was recognized in the first three months ended period of March 31, 2013. The entrance tax on this gain is payable over several years and is calculated by multiplying the tax rate of 28% by the declining balance of the gain, which will decline by 20% each year. At year end the entrance tax has declined to approximately $2.7 million compared to the effect on the time of the reorganization due to translation effects and tax rate changes. Tax payable in 2014 will be calculated by multiplying the tax basis with 28%. The deferred tax liabilities is calculated based on a tax rate of 27%.

Approximately $0.6 million of the estimated entrance tax of $2.7 million is estimated to be payable in the fourth quarter of 2014 and presented as current taxes payable, while $2.1 million is presented as non-current deferred taxes payable. In addition to the $0.6 million of the estimated payable income tax there is ordinary payable tonnage tax which result in total payable tax of $0.7 million.

The tax loss carry forward from ordinary taxation and financial loss carry forwards for tonnage tax have no expiration dates.

The Partnership’s Norwegian income tax returns are subject to examination by Norwegian tax authorities going back ten years from 2013. The Partnership had no unrecognized tax benefits as December 31, 2013 and 2012. During the years ended December 31, 2013 and 2012, the partnership did not incur any interest or penalties on its tax return.